Basis of preparation - Schedule of the price index identification and movement (Detail)	6 Months Ended
Jun. 30, 2022
ARGENTINA
Disclosure Of Hyperinflationary Reporting [Line Items]
Price index level at 1 Jan 2022	0.0605
Price index level at 30 June 2022	0.07983
Change in index	0.01933
TURKEY
Disclosure Of Hyperinflationary Reporting [Line Items]
Price index level at 1 Jan 2022	0.07632
Price index level at 30 June 2022	0.09779
Change in index	0.02147